Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares			$ 77	$ 260
Net settlement rights
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, shares (in shares)		18.0	31.0	32.0
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, value		$ 22
Instruments excluded from calculation, shares (in shares)		1.9
Dividends paid on common shares		$ 176	$ 77	$ 260
Dividends paid (in CAD per share)		$ 0.0875	$ 0.0625	$ 0.2125
Dividends declared (in CAD per share)	$ 0.0350
Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares		$ 34
Dividends declared	$ 9